GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
                        c/o THE DREYFUS CORPORATION
                                200 PARK AVENUE
                              NEW YORK, NY  10166



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549



      24f-2 Notice - GENERAL CALIFORNIA MUNICIPAL BOND FUND, INC.
      Registration Statement No. 33-30703 - CIK #0000854857

Gentlemen:

    On October 10, 1989, the Registration Statement of General California Municipal Bond Fund, Inc. was declared effective by the SEC. The Registra-tion Statement represented the Fund's election to register an indefinite number of shares and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended September 30, 1995.

    The following information is furnished:

    (a) Shares registered under Securities Act
        of 1933 other than pursuant to Rule 24f(2)
        which remained unsold on 10/1/94:                           None

    (b) Shares registered during fiscal year other than pursuant to Section 24(f):

     Post-Effective Amendment No. 7 effective 2/01/95            6,147,416
                                                                 ---------

     Total of (a) and (b)                                        6,147,416
                                                                 =========

                                                SHARES       DOLLAR AMOUNT

    (c)   Total number of shares sold during
          fiscal year ended 9/30/95 subject
          to registration under Rule 24f-2:   10,429,450      $136,023,008

    (c)   Less shares redeemed during
          fiscal year ended 9/30/95:          14,495,652       187,243,378
                                             ------------     --------------

    Net Sales During Fiscal Year [(b) - (c)]:  ( 4,066,202)     ($ 51,220,370)
                                             ============       ==============

    Less shares registered other than pur-
    suant to Section 24(f)  ((a) + (b))        6,147,416
                                             ------------

    Balance                                  (10,213,618)

                                   CALCULATION OF FEE

    Since the shares redeemed exceed the shares sold, no registration fee is required. An opinion of counsel is enclosed.


                                                   Very truly yours,

JJP/ems

                                                   John J. Pyburn
                                                   Assistant Treasurer
cc:  Mr. J. deMichaelis, SEC
     Ms. R. McLaughlin, E&Y